Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of accounts receivable

	2022	2021
Current (a)	125,405	97,119
Non-current (b)	6,254	10,996
Accounts receivable	131,659	108,115
(a)An amount of US$ 23.8 million reflected under current balances is related to performance fees receivable determined in accordance with the investment funds offering documents, based on the expected value for which it is highly probable that a significant reversal will not subsequently occur. In addition, there were renegotiations of management fees of US$ 18.1 million from current year and US$ 35 million from prior years are related to management fees from PBPE Fund IV (Ontario), L.P. (“PBPE Fund IV”) and for for US $5.7 million from Patria Real Estate III. All renegotiated balances are due by December 31, 2023 noting that the receipt date was renegotiated based on the estimated date of realization of the investment funds investments.

(b)The non-current balances are performance fees receivable from Patria Infrastructure Fund III in a single installment in 2024. No interest is charged and the impact of the present value adjustment using the effective interest rate method at the date of initial recognition is not material.